NOTE 5 - PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 5 - PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

	2018	2017
Patents and trademarks	$280,490	$267,205
Less: Accumulated amortization	(226,619)	(221,227)
	$53,871	$45,978

Total amortization of patents in 2018 and 2017 was $5,392 and $5,445, respectively.